Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 6,722,864	$ 9,033,872	$ 8,852,281
Restricted cash	500,809	500,809	620,809
Accounts receivable, net	14,715,524	16,497,626	16,233,955
Subscription acquisition costs, current portion	36,606,560	28,146,895	3,142,580
Royalty fees, current portion	15,000,000	15,000,000	15,000,000
Prepayments and other current assets	8,856,607	4,667,263	4,310,735
Total current assets	82,402,364	73,846,465	48,160,360
Property and equipment, net	1,092,030	1,129,438	661,277
Operating lease right-of-use assets	17,918,322	18,292,196	3,980,649
Platform development, net	8,056,575	7,355,608	5,892,719
Royalty fees, net of current portion	3,750,000	11,250,000	26,250,000
Subscription acquisition costs, net of current portion	18,682,545	13,358,585	3,417,478
Acquired and other intangible assets, net	61,599,855	71,501,835	91,404,144
Other long-term assets	1,451,897	1,330,812	1,085,287
Goodwill	23,595,779	16,139,377	16,139,377
Total assets	218,549,367	214,204,316	196,991,291
Current liabilities:
Accounts payable	8,232,790	8,228,977	9,580,186
Accrued expenses and other	17,745,191	14,718,193	16,483,201
Line of credit	4,929,583	7,178,791
Unearned revenue	71,898,175	61,625,676	32,163,087
Subscription refund liability	4,772,991	4,035,531	3,144,172
Operating lease liabilities	953,635	1,059,671	2,203,474
Liquidated damages payable	10,932,094	9,568,091	8,080,514
Warrant derivative liabilities	1,452,838	1,147,895	1,644,200
Convertible debt			741,197
Embedded derivative liabilities			13,501,000
Total current liabilities	120,917,297	107,562,825	87,541,031
Unearned revenue, net of current portion	28,160,455	23,498,597	31,179,211
Restricted stock liabilities, net of current portion	1,027,801	1,995,810
Operating lease liabilities, net of current portion	19,496,691	19,886,083	2,616,132
Other long-term liabilities	1,050,284	753,365	242,310
Deferred tax liabilities	807,659	210,832
Long-term debt	61,110,728	62,194,272	44,009,745
Promissory notes, including accrued interest			319,351
Convertible debt, net of current portion			12,497,765
Total liabilities	232,570,915	216,101,784	178,405,545
Commitments and contingencies (Note 26)
Mezzanine equity:
Total mezzanine equity	18,415,992	18,415,992	55,653,730
Stockholders’ deficiency:
Common stock, $0.01 par value, authorized 1,000,000,000 shares; issued and outstanding: 229,085,167 and 37,119,117 shares at December 31, 2020 and 2019, respectively	2,631,757	2,290,851	371,190
Common stock to be issued	10,809	10,809	39,383
Additional paid-in capital	173,313,043	139,658,166	35,562,766
Accumulated deficit	(208,393,149)	(162,273,286)	(73,041,323)
Total stockholders’ deficiency	(32,437,540)	(20,313,460)	(37,067,984)
Total liabilities, mezzanine equity and stockholders’ deficiency	218,549,367	214,204,316	196,991,291
Series G Redeemable And Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	168,496	168,496	168,496
Series H Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	$ 18,247,496	18,247,496	18,045,496
Series I Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity			19,699,742
Series J Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity			$ 17,739,996